ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

April 27, 2018	Jimena Acuña Smith
T +1 415 315 2306
jimena.smith@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attention: Kimberly Browning

Re:	Pax World Funds Series Trust III (File Nos. 333-194601, 811-22935) (the “Registrant”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Registrant is Post-Effective Amendment No. 11 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 12 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the Registrant’s annual update to its Registration Statement. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that the Amendment become effective May 1, 2018. The Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-2306.

Sincerely,
/s/ Jimena Acuña Smith
Jimena Acuña Smith

Enclosure
cc:	Joseph F. Keefe, Esq.

Brian D. McCabe, Esq.